Cash and Deposits with Financial Institutions - Summary of Cash and Deposits with Financial Institutions (Detail) - CAD ($) $ in Millions		Jan. 31, 2019		Oct. 31, 2018		Jan. 31, 2018	Oct. 31, 2017
Disclosure Of Cash And Cash Equivalents [abstract]
Cash and non-interest-bearing deposits with financial institutions	[1]	$ 9,799	[2]	$ 8,997	[2]	$ 7,832	$ 7,825
Interest-bearing deposits with financial institutions		43,143		53,272
Total		$ 52,942		$ 62,269

[1]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 6).
[2]	The amounts for the period ended January 31, 2019, have been prepared in accordance with IFRS 15; prior period amounts have not been restated (refer to Notes 3 and 4).